Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-11-01 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 01, 2024
Aggregate Erroneous Compensation Amount		$ 5,347
Erroneous Compensation Analysis	The
misstatements related primarily to the timing of the recognition of expenses associated with inventory-related accruals, along with their related balance sheet impacts, and the presentation of certain value-added tax balances in the consolidated financial statements. As a result of the Revision, which was a “little r” restatement and disclosed in the
Company’s Quarterly Report on Form 10-Q filed with the SEC on November 4, 2024, the Company’s 2023 (i) Adjusted
EBITDA and (ii) Revenue (on a constant currency basis) under its incentive programs were revised from $6,098 million and $14,571 million, respectively, to $6,078 million and $14,581 million, respectively. As required by the Company’s
Excess Incentive Compensation Clawback Policy (the “Policy”) and NYSE Listing Standards, the Compensation
Committee evaluated the Revision under the Policy and NYSE Listing Standards and concluded that the Revision constituted an “Accounting Restatement” (as defined in the Policy) that impacted compensation received on or after
October 2, 2023 that was granted, earned or vested based, wholly or in part, upon the attainment of financial reporting measures affected by the Revision. Under NYSE Listing Rules, compensation is deemed “received” in the fiscal year during which the applicable financial reporting measure was attained or purportedly attained.
Covered Compensation
2023 Annual Cash Incentive Program
Prior to the Revision, the Company’s achievement under the 2023 annual cash incentive program for the Company’s executive officers was 142.9% of target, based in part on the Company’s non-revised EBITDA and revenue performance
(weighted 30% and 25% under the program, respectively). If performance under the 2023 annual cash incentive program had been measured based on the Company’s revised EBITDA and revenue performance for 2023, as noted above, the
Company’s achievement would have been 142.8% of target. The aggregate amount of compensation that was erroneously awarded to the Company’s current and former executive officers under the 2023 annual cash incentive program as a result of the Revision was $5,347 (the “Incentive Compensation Overpayment”), which is equal to the difference between the amount paid under the 2023 annual cash incentive program prior to the Revision ($8,584,688)
and the amount that would have been paid under the program if achievement had been measured based on the revised amounts for the EBITDA and revenue metrics ($8,579,341).
Outstanding PSUs
Although fiscal 2023 is included as a separate performance year for each of the 2021 and 2022 PSUs, the Compensation
Committee determined that there was no impact due to the Revision on the 2021 and 2022 PSUs because the portion of the 2021 and 2022 PSUs that was tied to 2023 performance vested at 0%. The 2023 PSUs are scheduled to vest based on the Company’s TSR performance over the 2023 - 2025 performance period. The Compensation Committee does not believe that the 2023 PSUs are impacted by the Revision as the stock price that will be used to calculate the Company’s
TSR performance will be based on December 31, 2025, well after the Revision was publicly disclosed.
2022 Annual Cash Incentive Program
Although executive officer compensation received prior to 2023 falls outside the scope of the Policy and the NYSE
Listing Standards, the Compensation Committee nevertheless considered whether any compensation received for 2022 was affected by the Revision and could be recovered. The Company’s executive officers received no payout under the
2022 annual cash incentive program. Despite being eligible for a payout of 27% based solely on the Adjusted Revenue performance goal, the Company failed to reach the minimum performance goals for Adjusted EBITDA and Adjusted EPS metrics under our annual cash incentive program. As a result, the Compensation Committee applied negative discretion and elected to provide no payout under the annual cash incentive program.
Recovery
As required by the Policy, the Company undertook efforts to recover the Incentive Compensation Overpayment from the impacted current and former executive officers of the Company and, as of December 31, 2024, the Company had
recovered the full amount of the Incentive Compensation Overpayment.

Adjusted Earnings Before Interest, Taxes, Depreciation, And Amortization, Previously Reported		6,098,000,000
Revenue, Previously Reported		14,571,000,000
Adjusted Earnings Before Interest, Taxes, Depreciation, And Amortization, Revised		6,078,000,000
Revenue, Revised		$ 14,581,000,000
Annual Cash Incentive Program, Achievement Of Target, Previously Reported, Percent		142.90%
Annual Cash Incentive Program, Earnings Before Interest, Taxes, Depreciation, And Amortization Metric, Weighted Percent		30.00%
Annual Cash Incentive Program, Revenue Metric, Weighted Percent		25.00%
Annual Cash Incentive Program, Achievement Of Target, Revised, Percent		142.80%
Annual Cash Incentive Program, Amount Paid, Previously Reported		$ 8,584,688
Annual Cash Incentive Program, Amount Paid, Revised		$ 8,579,341
Performance Stock Units In Compensation Analysis, Vesting, Percent		0.00%